Research and Development - Additional Information (Detail) - Research and Development Expense [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Research And Development [Line Items]
Outsourced Service	$ 8,226,551	$ 16,372,414
Master Service Agreement [Member]
Research And Development [Line Items]
Outsourced service charged from related parties	$ 8,329,134	$ 15,665,298